Distribution Date:	03/15/24	BANK 2019-BNK16
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	9-13		Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	14-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	17-19	Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	20		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065405AA0	3.028000%	22,471,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	065405AB8	3.933000%	50,985,000.00	40,850,000.22	0.00	133,885.88	0.00	0.00	133,885.88	40,850,000.22	31.21%	30.00%
A-SB	065405AC6	3.898000%	42,321,000.00	39,857,684.30	781,313.41	129,471.04	0.00	0.00	910,784.45	39,076,370.89	31.21%	30.00%
A-3	065405AD4	3.741000%	250,000,000.00	250,000,000.00	0.00	779,375.00	0.00	0.00	779,375.00	250,000,000.00	31.21%	30.00%
A-4	065405AE2	4.005000%	282,492,000.00	282,492,000.00	0.00	942,817.05	0.00	0.00	942,817.05	282,492,000.00	31.21%	30.00%
A-S	065405AF9	4.267000%	103,029,000.00	103,029,000.00	0.00	366,353.95	0.00	0.00	366,353.95	103,029,000.00	19.64%	18.88%
B	065405AG7	4.438000%	41,674,000.00	41,674,000.00	0.00	154,124.34	0.00	0.00	154,124.34	41,674,000.00	14.95%	14.38%
C	065405AH5	4.786000%	35,887,000.00	35,887,000.00	0.00	143,129.32	0.00	0.00	143,129.32	35,887,000.00	10.92%	10.50%
D	065405AL6	3.000000%	21,995,000.00	21,995,000.00	0.00	54,987.50	0.00	0.00	54,987.50	21,995,000.00	8.45%	8.13%
E	065405AN2	3.000000%	17,364,000.00	17,364,000.00	0.00	43,410.00	0.00	0.00	43,410.00	17,364,000.00	6.50%	6.25%
F	065405AQ5	3.685804%	18,522,000.00	18,522,000.00	0.00	56,890.38	0.00	0.00	56,890.38	18,522,000.00	4.42%	4.25%
G	065405AS1	3.685804%	9,261,000.00	9,261,000.00	0.00	28,445.19	0.00	0.00	28,445.19	9,261,000.00	3.38%	3.25%
H	065405AU6	3.685804%	4,631,000.00	4,631,000.00	0.00	14,224.13	0.00	0.00	14,224.13	4,631,000.00	2.86%	2.75%
J*	065405AW2	3.685804%	25,467,749.00	25,467,749.00	0.00	109,864.53	0.00	0.00	109,864.53	25,467,749.00	0.00%	0.00%
R	065405BJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2IRK13	4.825804%	48,742,092.06	46,896,338.61	41,121.76	190,259.04	0.00	0.00	231,380.80	46,855,216.85	0.00%	0.00%
Regular SubTotal			974,841,841.06	937,926,772.13	822,435.17	3,147,237.35	0.00	0.00	3,969,672.52	937,104,336.96

X-A	065405AJ1	0.940187%	648,269,000.00	613,199,684.53	0.00	480,435.36	0.00	0.00	480,435.36	612,418,371.11
X-B	065405AK8	0.416206%	180,590,000.00	180,590,000.00	0.00	62,635.60	0.00	0.00	62,635.60	180,590,000.00
X-D	065405AY8	1.825804%	39,359,000.00	39,359,000.00	0.00	59,884.83	0.00	0.00	59,884.83	39,359,000.00
X-F	065405BA9	1.140000%	18,522,000.00	18,522,000.00	0.00	17,595.90	0.00	0.00	17,595.90	18,522,000.00
X-G	065405BC5	1.140000%	9,261,000.00	9,261,000.00	0.00	8,797.95	0.00	0.00	8,797.95	9,261,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	065405BE1	1.140000%	4,631,000.00	4,631,000.00	0.00	4,399.45	0.00	0.00	4,399.45	4,631,000.00
X-J	065405BG6	1.140000%	25,467,749.00	25,467,749.00	0.00	24,194.36	0.00	0.00	24,194.36	25,467,749.00
Notional SubTotal			926,099,749.00	891,030,433.53	0.00	657,943.45	0.00	0.00	657,943.45	890,249,120.11

Deal Distribution Total					822,435.17	3,805,180.80	0.00	0.00	4,627,615.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065405AA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	065405AB8	801.21604825	0.00000000	2.62598568	0.00000000	0.00000000	0.00000000	0.00000000	2.62598568	801.21604825
A-SB	065405AC6	941.79448264	18.46160086	3.05926230	0.00000000	0.00000000	0.00000000	0.00000000	21.52086316	923.33288178
A-3	065405AD4	1,000.00000000	0.00000000	3.11750000	0.00000000	0.00000000	0.00000000	0.00000000	3.11750000	1,000.00000000
A-4	065405AE2	1,000.00000000	0.00000000	3.33750000	0.00000000	0.00000000	0.00000000	0.00000000	3.33750000	1,000.00000000
A-S	065405AF9	1,000.00000000	0.00000000	3.55583331	0.00000000	0.00000000	0.00000000	0.00000000	3.55583331	1,000.00000000
B	065405AG7	1,000.00000000	0.00000000	3.69833325	0.00000000	0.00000000	0.00000000	0.00000000	3.69833325	1,000.00000000
C	065405AH5	1,000.00000000	0.00000000	3.98833338	0.00000000	0.00000000	0.00000000	0.00000000	3.98833338	1,000.00000000
D	065405AL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065405AN2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065405AQ5	1,000.00000000	0.00000000	3.07150308	0.00000000	0.00000000	0.00000000	0.00000000	3.07150308	1,000.00000000
G	065405AS1	1,000.00000000	0.00000000	3.07150308	0.00000000	0.00000000	0.00000000	0.00000000	3.07150308	1,000.00000000
H	065405AU6	1,000.00000000	0.00000000	3.07150292	0.00000000	0.00000000	0.00000000	0.00000000	3.07150292	1,000.00000000
J	065405AW2	1,000.00000000	0.00000000	4.31386889	(1.24236579)	0.78735777	0.00000000	0.00000000	4.31386889	1,000.00000000
R	065405BJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2IRK13	962.13224808	0.84366014	3.90338272	(0.03416513)	0.02418341	0.00000000	0.00000000	4.74704286	961.28858795

Notional Certificates
X-A	065405AJ1	945.90314288	0.00000000	0.74110494	0.00000000	0.00000000	0.00000000	0.00000000	0.74110494	944.69791261
X-B	065405AK8	1,000.00000000	0.00000000	0.34683870	0.00000000	0.00000000	0.00000000	0.00000000	0.34683870	1,000.00000000
X-D	065405AY8	1,000.00000000	0.00000000	1.52150283	0.00000000	0.00000000	0.00000000	0.00000000	1.52150283	1,000.00000000
X-F	065405BA9	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-G	065405BC5	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-H	065405BE1	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-J	065405BG6	1,000.00000000	0.00000000	0.94999994	0.00000000	0.00000000	0.00000000	0.00000000	0.94999994	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/24 - 02/29/24	30	0.00	133,885.88	0.00	133,885.88	0.00	0.00	0.00	133,885.88	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	129,471.04	0.00	129,471.04	0.00	0.00	0.00	129,471.04	0.00
A-3	02/01/24 - 02/29/24	30	0.00	779,375.00	0.00	779,375.00	0.00	0.00	0.00	779,375.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	942,817.05	0.00	942,817.05	0.00	0.00	0.00	942,817.05	0.00
X-A	02/01/24 - 02/29/24	30	0.00	480,435.36	0.00	480,435.36	0.00	0.00	0.00	480,435.36	0.00
X-B	02/01/24 - 02/29/24	30	0.00	62,635.60	0.00	62,635.60	0.00	0.00	0.00	62,635.60	0.00
X-D	02/01/24 - 02/29/24	30	0.00	59,884.83	0.00	59,884.83	0.00	0.00	0.00	59,884.83	0.00
X-F	02/01/24 - 02/29/24	30	0.00	17,595.90	0.00	17,595.90	0.00	0.00	0.00	17,595.90	0.00
X-G	02/01/24 - 02/29/24	30	0.00	8,797.95	0.00	8,797.95	0.00	0.00	0.00	8,797.95	0.00
X-H	02/01/24 - 02/29/24	30	0.00	4,399.45	0.00	4,399.45	0.00	0.00	0.00	4,399.45	0.00
X-J	02/01/24 - 02/29/24	30	0.00	24,194.36	0.00	24,194.36	0.00	0.00	0.00	24,194.36	0.00
A-S	02/01/24 - 02/29/24	30	0.00	366,353.95	0.00	366,353.95	0.00	0.00	0.00	366,353.95	0.00
B	02/01/24 - 02/29/24	30	0.00	154,124.34	0.00	154,124.34	0.00	0.00	0.00	154,124.34	0.00
C	02/01/24 - 02/29/24	30	0.00	143,129.32	0.00	143,129.32	0.00	0.00	0.00	143,129.32	0.00
D	02/01/24 - 02/29/24	30	0.00	54,987.50	0.00	54,987.50	0.00	0.00	0.00	54,987.50	0.00
E	02/01/24 - 02/29/24	30	0.00	43,410.00	0.00	43,410.00	0.00	0.00	0.00	43,410.00	0.00
F	02/01/24 - 02/29/24	30	0.00	56,890.38	0.00	56,890.38	0.00	0.00	0.00	56,890.38	0.00
G	02/01/24 - 02/29/24	30	0.00	28,445.19	0.00	28,445.19	0.00	0.00	0.00	28,445.19	0.00
H	02/01/24 - 02/29/24	30	0.00	14,224.13	0.00	14,224.13	0.00	0.00	0.00	14,224.13	0.00
J	02/01/24 - 02/29/24	30	51,534.21	78,224.27	0.00	78,224.27	(31,640.26)	0.00	0.00	109,864.53	20,052.23
RR Interest	02/01/24 - 02/29/24	30	2,832.64	188,593.76	0.00	188,593.76	(1,665.28)	0.00	0.00	190,259.04	1,178.75
Totals			54,366.85	3,771,875.26	0.00	3,771,875.26	(33,305.54)	0.00	0.00	3,805,180.80	21,230.98

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,627,615.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,665,061.82	Master Servicing Fee	11,382.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,376.64
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	377.78
ARD Interest	0.00	Operating Advisor Fee	1,344.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.22
Extension Interest	0.00
Interest Reserve Withdrawal	125,819.12
Total Interest Collected	3,790,880.94	Total Fees	19,005.68

Principal		Expenses/Reimbursements
Scheduled Principal	822,435.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(33,305.54)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	822,435.17	Total Expenses/Reimbursements	(33,305.54)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,805,180.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	822,435.17
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,627,615.97
Total Funds Collected	4,613,316.11	Total Funds Distributed	4,613,316.11

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	937,926,772.14	937,926,772.14	Beginning Certificate Balance	937,926,772.13
(-) Scheduled Principal Collections	822,435.17	822,435.17	(-) Principal Distributions	822,435.17
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	937,104,336.97	937,104,336.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	937,935,165.35	937,935,165.35	Ending Certificate Balance	937,104,336.96
Ending Actual Collateral Balance	937,104,336.97	937,104,336.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP	Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP
2,000,000 or less	7	11,307,904.91	1.21%	57	4.7763	1.809004	1.30 or less	16	180,015,772.64	19.21%	57	5.1071	0.813983
2,000,001 to 3,000,000	8	19,298,714.22	2.06%	57	4.9248	2.401539	1.31 to 1.40	6	165,478,711.53	17.66%	42	5.0710	1.376793
3,000,001 to 4,000,000	6	20,013,279.06	2.14%	57	4.8749	1.895043	1.41 to 1.50	1	19,927,030.16	2.13%	55	4.9100	1.449300
4,000,001 to 5,000,000	5	23,649,308.15	2.52%	58	4.7228	1.801386	1.51 to 1.75	4	35,148,846.77	3.75%	58	5.0121	1.618958
5,000,001 to 6,000,000	4	22,096,142.94	2.36%	58	4.9560	1.631648	1.76 to 2.00	10	156,116,996.89	16.66%	57	4.6956	1.894913
6,000,001 to 7,000,000	3	20,475,579.27	2.18%	58	4.7805	2.853678	2.01 to 2.25	8	85,176,841.71	9.09%	58	4.7734	2.087268
7,000,001 to 8,000,000	1	7,177,998.91	0.77%	58	5.2500	2.047500	2.26 to 2.50	4	45,086,079.38	4.81%	58	5.0718	2.442745
8,000,001 to 9,000,000	3	24,872,523.25	2.65%	58	5.1083	2.526228	2.51 to 2.75	7	74,347,531.20	7.93%	58	4.8176	2.598898
9,000,001 to 10,000,000	3	27,950,957.68	2.98%	59	4.9303	2.076675	2.76 to 3.00	1	2,750,000.00	0.29%	58	4.8950	2.846200
10,000,001 to 15,000,000	8	92,540,050.53	9.88%	58	4.9383	1.957236	3.01 or greater	12	167,303,242.78	17.85%	57	4.4467	4.241437
15,000,001 to 20,000,000	7	127,086,959.12	13.56%	57	4.8615	2.208742	Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871
20,000,001 to 30,000,000	6	145,699,283.53	15.55%	56	4.7482	2.479202
30,000,001 to 50,000,000	5	200,826,783.70	21.43%	44	4.9174	1.377974
50,000,001 to 70,000,000	2	116,855,567.79	12.47%	58	4.9643	1.109171
70,000,001 or greater	1	71,500,000.00	7.63%	58	4.3900	4.863900
Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	5,753,283.91	0.61%	58	5.0732	NAP	Washington	1	10,733,607.59	1.15%	58	5.0800	1.567300
Alabama	1	3,409,938.78	0.36%	57	5.0050	1.051900	Washington, DC	2	5,961,690.14	0.64%	52	4.2850	1.789500
Arizona	2	10,902,924.97	1.16%	58	5.0582	2.277819	Wisconsin	1	3,379,000.00	0.36%	58	4.6300	1.994100
California	13	129,014,310.91	13.77%	58	4.7207	2.596392	Totals	107	937,104,336.97	100.00%	55	4.8507	2.097871
Colorado	2	26,285,772.48	2.80%	56	5.2715	1.440164
									Property Type³
Connecticut	1	10,200,000.00	1.09%	58	4.7800	1.062200
Florida	8	71,697,001.98	7.65%	58	4.8797	1.646192		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	43,181,136.94	4.61%	58	5.1242	0.949674		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	63,095,500.00	6.73%	15	4.7718	2.068106	Defeased	3	5,753,283.91	0.61%	58	5.0732	NAP
Louisiana	2	3,360,400.00	0.36%	58	4.6300	1.994100	Industrial	2	34,987,716.63	3.73%	57	4.6671	2.195101
Maryland	1	9,350,957.68	1.00%	58	5.1490	1.991100	Lodging	11	98,615,444.28	10.52%	58	5.1467	1.051347
Massachusetts	1	16,744,366.20	1.79%	52	4.2850	1.789500	Mixed Use	3	29,902,746.48	3.19%	52	4.2850	1.789500
Michigan	1	30,000,000.00	3.20%	57	4.6300	2.053300	Mobile Home Park	7	42,548,700.86	4.54%	59	4.9275	2.207460
Minnesota	1	11,679,735.00	1.25%	58	4.6300	1.994100	Multi-Family	13	58,745,798.18	6.27%	58	4.4649	2.467373
Missouri	2	5,239,000.00	0.56%	58	4.6300	1.994100	Office	15	302,388,898.40	32.27%	49	4.8028	2.532609
Nevada	7	125,476,733.69	13.39%	58	5.1630	1.571078	Retail	41	293,846,409.33	31.36%	57	4.8935	1.647264
New Jersey	1	2,221,380.26	0.24%	57	5.6200	2.658900	Self Storage	12	70,315,338.91	7.50%	58	5.0521	2.638368
New York	15	65,194,182.74	6.96%	55	4.4345	1.487049	Totals	107	937,104,336.97	100.00%	55	4.8507	2.097871
North Carolina	1	11,577,207.87	1.24%	58	5.2350	0.392700
Ohio	6	57,968,572.42	6.19%	57	4.9855	1.194609
Pennsylvania	1	2,999,197.81	0.32%	58	4.6800	2.153500
Rhode Island	3	17,455,000.00	1.86%	58	5.1500	2.488200
South Dakota	1	930,000.00	0.10%	58	4.6300	1.994100
Texas	12	120,464,323.16	12.85%	58	4.6069	3.800573
Virginia	10	72,829,112.45	7.77%	58	5.0113	1.900876

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP	Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP
	4.5000% or less	15	217,757,409.73	23.24%	56	4.3752	3.538501	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	10	129,812,532.63	13.85%	58	4.6343	1.930901	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	19	209,909,875.27	22.40%	45	4.8648	1.907157	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	18	312,294,869.76	33.33%	58	5.1458	1.391921	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2501% to 5.5000%	5	56,079,566.09	5.98%	57	5.3891	1.571514	49 months or greater	69	931,351,053.06	99.39%	55	4.8493	2.098616
	5.5001% to 5.7500%	1	2,221,380.26	0.24%	57	5.6200	2.658900	Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871
	5.7501% or greater	1	3,275,419.32	0.35%	56	5.8600	1.313200
	Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP	Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP
	111 months or less	69	931,351,053.06	99.39%	55	4.8493	2.098616	Interest Only	25	432,645,500.00	46.17%	51	4.6233	2.671613
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months of less	43	495,127,018.29	52.84%	58	5.0478	1.607602
	Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871	301 months to 420 months	1	3,578,534.77	0.38%	58	4.7100	0.760000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	5,753,283.91	0.61%	58	5.0732	NAP			No outstanding loans in this group
Underwriter's Information		3	28,217,533.78	3.01%	52	4.2850	3.430000
	12 months or less	52	839,299,480.60	89.56%	54	4.8796	2.080777
	13 months to 24 months	14	63,834,038.68	6.81%	58	4.7008	1.744635
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	937,104,336.97	100.00%	55	4.8507	2.097871
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453012055	OF	Dallas	TX	Actual/360	4.390%	252,851.81	0.00	0.00	N/A	01/01/29	--	71,500,000.00	71,500,000.00	03/01/24
2	310945545	LO	Various	Various	Actual/360	5.235%	272,791.18	113,101.32	0.00	N/A	01/11/29	--	64,687,169.11	64,574,067.79	03/11/24
3	453011950	Various Various		Various	Actual/360	4.285%	126,965.92	0.00	0.00	N/A	07/07/28	--	36,782,466.22	36,782,466.22	03/07/24
3A	453011970				Actual/360	4.285%	79,353.70	0.00	0.00	N/A	07/07/28	--	22,989,041.39	22,989,041.39	03/07/24
3B	453011974				Actual/360	4.285%	11,106.30	0.00	0.00	N/A	07/07/28	--	3,217,533.78	3,217,533.78	03/07/24
3C	453011975				Actual/360	4.285%	6,941.44	0.00	0.00	N/A	07/07/28	--	2,010,958.61	2,010,958.61	03/07/24
4	300801877	Various Various		Various	Actual/360	4.630%	194,995.47	0.00	0.00	N/A	01/01/29	--	52,281,500.00	52,281,500.00	03/01/24
5	300801884	RT	Las Vegas	NV	Actual/360	5.140%	198,801.22	70,631.46	0.00	N/A	02/01/29	--	48,013,174.88	47,942,543.42	03/01/24
6	300801879	OF	Las Vegas	NV	Actual/360	5.145%	172,117.74	73,455.45	0.00	N/A	01/01/29	--	41,528,358.91	41,454,903.46	03/01/24
7	321400007	OF	Indianapolis	IN	Actual/360	4.897%	169,640.49	0.00	0.00	N/A	10/01/23	--	43,000,000.00	43,000,000.00	02/01/24
8	321400008	OF	Cleveland	OH	Actual/360	5.044%	128,792.75	50,325.87	0.00	N/A	01/01/29	--	31,697,196.47	31,646,870.60	03/01/24
9	321400009	IN	Romulus	MI	Actual/360	4.630%	111,891.67	0.00	0.00	N/A	12/01/28	--	30,000,000.00	30,000,000.00	03/01/24
10	300801881	RT	Haymarket	VA	Actual/360	5.130%	102,599.34	34,688.91	0.00	N/A	01/01/29	--	24,827,426.83	24,792,737.92	03/01/24
11	300801875	MF	Sunnyvale	CA	Actual/360	4.321%	79,125.95	44,900.38	0.00	N/A	12/01/28	--	22,732,079.20	22,687,178.82	03/01/24
12	1853722	OF	Austin	TX	Actual/360	4.760%	93,943.89	0.00	0.00	N/A	01/01/29	--	24,500,000.00	24,500,000.00	03/01/24
13	310947150	RT	Colorado Springs	CO	Actual/360	5.430%	90,808.08	29,760.57	0.00	N/A	11/11/28	--	20,760,085.97	20,730,325.40	03/11/24
14	610939764	OF	Reno	NV	Actual/360	5.365%	83,381.19	33,522.54	0.00	N/A	11/11/28	--	19,293,138.77	19,259,616.23	03/11/24
15	300801859	RT	Columbus	OH	Actual/360	4.910%	78,939.06	30,874.54	0.00	N/A	10/01/28	--	19,957,904.70	19,927,030.16	03/01/24
16	300801878	OF	West Palm Beach	FL	Actual/360	4.472%	65,705.65	0.00	0.00	N/A	01/01/29	--	18,240,000.00	18,240,000.00	03/01/24
17	310947789	RT	Chesterfield	VA	Actual/360	4.925%	69,921.54	25,350.73	0.00	N/A	01/11/29	--	17,624,192.82	17,598,842.09	03/11/24
18	1852029	OF	Carmel	IN	Actual/360	4.485%	63,587.33	0.00	0.00	N/A	02/06/29	--	17,600,000.00	17,600,000.00	03/06/24
19	310947543	SS	Various	RI	Actual/360	5.150%	72,414.01	0.00	0.00	N/A	01/11/29	--	17,455,000.00	17,455,000.00	03/11/24
20	321400020	LO	Various	Various	Actual/360	4.680%	64,204.94	24,017.96	0.00	N/A	01/01/29	--	17,030,488.60	17,006,470.64	03/01/24
21	310948105	SS	San Marcos	CA	Actual/360	5.100%	56,987.04	18,482.98	0.00	N/A	12/11/28	--	13,871,084.94	13,852,601.96	03/11/24
22	310947706	OF	Tampa	FL	Actual/360	4.920%	53,544.63	0.00	0.00	N/A	01/11/29	--	13,510,000.00	13,510,000.00	03/11/24
23	321400023	LO	Fredericksburg	VA	Actual/360	5.360%	50,364.23	16,720.15	0.00	N/A	01/01/29	--	11,664,387.59	11,647,667.44	03/01/24
24	300801876	RT	Los Angeles	CA	Actual/360	4.612%	39,441.85	20,108.12	0.00	N/A	01/01/29	--	10,616,281.66	10,596,173.54	03/01/24
25	310947902	RT	Yorba Linda	CA	Actual/360	4.800%	44,466.67	0.00	0.00	N/A	01/11/29	--	11,500,000.00	11,500,000.00	03/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	600947182	SS	Bainbridge Island	WA	Actual/360	5.080%	43,998.09	18,029.02	0.00	N/A	01/11/29	--	10,751,636.61	10,733,607.59	03/11/24
27	321400027	RT	Los Angeles	CA	Actual/360	4.770%	40,346.25	0.00	0.00	N/A	01/01/29	--	10,500,000.00	10,500,000.00	03/01/24
28	321400028	RT	New Haven	CT	Actual/360	4.780%	39,275.67	0.00	0.00	N/A	01/01/29	--	10,200,000.00	10,200,000.00	03/01/24
29	300801862	RT	Laurel	MD	Actual/360	5.149%	38,854.65	16,560.76	0.00	N/A	01/01/29	--	9,367,518.44	9,350,957.68	03/01/24
31	321400031	MH	Compton	CA	Actual/360	4.766%	36,089.21	0.00	0.00	N/A	02/01/29	--	9,400,000.00	9,400,000.00	03/01/24
32	321400032	MH	Paramount	CA	Actual/360	4.876%	36,136.58	0.00	0.00	N/A	02/01/29	--	9,200,000.00	9,200,000.00	03/01/24
33	410947248	RT	Johns Creek	GA	Actual/360	5.095%	35,284.83	13,618.12	0.00	N/A	12/11/28	--	8,597,028.74	8,583,410.62	03/11/24
34	300801886	SS	Las Vegas	NV	Actual/360	5.130%	34,299.75	10,918.21	0.00	N/A	02/01/29	--	8,300,000.00	8,289,081.79	03/01/24
35	610947314	RT	Murrieta	CA	Actual/360	5.100%	32,915.70	11,904.80	0.00	N/A	01/11/29	--	8,011,935.64	8,000,030.84	03/11/24
36	300801880	MH	Odessa	TX	Actual/360	5.250%	30,401.20	10,461.87	0.00	N/A	01/01/29	--	7,188,460.78	7,177,998.91	03/01/24
37	321400037	MH	Fullerton	CA	Actual/360	4.878%	27,310.02	0.00	0.00	N/A	02/01/29	--	6,950,000.00	6,950,000.00	03/01/24
38	310948108	SS	Sun City	CA	Actual/360	4.950%	27,653.40	9,443.61	0.00	N/A	12/11/28	--	6,935,022.88	6,925,579.27	03/11/24
39	300801887	SS	Simi Valley	CA	Actual/360	4.500%	23,925.00	0.00	0.00	N/A	02/01/29	--	6,600,000.00	6,600,000.00	03/01/24
40	410944822	OF	Las Vegas	NV	Actual/360	4.985%	23,255.27	10,506.76	0.00	N/A	12/11/28	--	5,791,095.55	5,780,588.79	03/11/24
41	300801883	RT	Prescott	AZ	Actual/360	5.200%	24,814.52	8,681.24	0.00	N/A	01/01/29	--	5,923,889.58	5,915,208.34	03/01/24
42	470112030	MF	Yonkers	NY	Actual/360	4.480%	18,126.67	9,675.70	0.00	N/A	01/01/29	--	5,022,783.11	5,013,107.41	03/01/24
43	1855782	LO	Altamonte Springs	FL	Actual/360	5.100%	22,161.98	7,157.31	0.00	N/A	01/01/29	--	5,394,395.71	5,387,238.40	03/01/24
44	470111040	MF	New York	NY	Actual/360	4.690%	18,204.21	8,992.73	0.00	N/A	02/01/29	--	4,818,407.87	4,809,415.14	03/01/24
45	600948388	IN	Phoenix	AZ	Actual/360	4.890%	19,674.36	6,831.59	0.00	N/A	01/11/29	--	4,994,548.22	4,987,716.63	03/11/24
46	321400046	MH	Torrance	CA	Actual/360	4.886%	19,679.72	0.00	0.00	N/A	02/01/29	--	5,000,000.00	5,000,000.00	03/01/24
47	470111930	MF	Wheatley Heights	NY	Actual/360	4.530%	16,676.33	8,747.14	0.00	N/A	01/01/29	--	4,569,900.88	4,561,153.74	03/01/24
48	470109640	MF	Bronx	NY	Actual/360	4.580%	15,861.66	8,176.48	0.00	N/A	01/01/29	--	4,299,199.12	4,291,022.64	03/01/24
49	1855769	RT	Various	Various	Actual/360	4.900%	15,808.62	0.00	0.00	N/A	01/01/29	10/01/28	4,005,000.00	4,005,000.00	03/01/24
50	470111840	MF	Valley Stream	NY	Actual/360	4.710%	13,591.89	3,776.24	0.00	N/A	01/01/29	--	3,582,311.01	3,578,534.77	03/01/24
51	470112200	MF	Jamaica	NY	Actual/360	4.490%	11,893.16	6,326.13	0.00	N/A	01/01/29	--	3,288,178.54	3,281,852.41	03/01/24
52	410946809	OF	Brownsville	TX	Actual/360	5.860%	15,493.22	6,656.64	0.00	N/A	11/11/28	--	3,282,075.96	3,275,419.32	03/11/24
53	410946676	RT	Rainbow City	AL	Actual/360	5.005%	13,769.03	5,164.71	0.00	N/A	12/11/28	--	3,415,103.49	3,409,938.78	03/11/24
54	410947454	SS	Warner Robins	GA	Actual/360	4.850%	10,147.80	17,257.27	0.00	N/A	01/11/29	--	2,597,375.60	2,580,118.33	03/11/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	410947655	OF	Chantilly	VA	Actual/360	4.900%	12,828.47	0.00	0.00	N/A	01/11/29	--	3,250,000.00	3,250,000.00	02/11/24
56	470112120	MF	Mount Vernon	NY	Actual/360	4.440%	9,792.55	5,301.24	0.00	N/A	01/01/29	--	2,737,899.29	2,732,598.05	03/01/24
57	300801860	RT	Grapevine	TX	Actual/360	5.328%	11,105.33	4,491.92	0.00	N/A	12/01/28	--	2,587,448.94	2,582,957.02	03/01/24
58	321400058	MH	Reno	NV	Actual/360	4.895%	10,843.78	0.00	0.00	N/A	01/01/29	--	2,750,000.00	2,750,000.00	03/01/24
59	410947474	SS	Sewell	NJ	Actual/360	5.620%	10,073.52	3,720.27	0.00	N/A	12/11/28	--	2,225,100.53	2,221,380.26	03/11/24
60	410947317	OF	Miramar Beach	FL	Actual/360	4.915%	9,304.37	0.00	0.00	N/A	01/11/29	--	2,350,000.00	2,350,000.00	03/11/24
61	300801874	MH	Whitehall	OH	Actual/360	5.081%	8,490.58	3,699.53	0.00	N/A	01/01/29	--	2,074,401.48	2,070,701.95	03/01/24
62	470111870	MF	Brooklyn	NY	Actual/360	4.490%	6,937.68	3,690.24	0.00	N/A	01/01/29	--	1,918,104.12	1,914,413.88	03/01/24
63	470110860	MF	New York	NY	Actual/360	4.440%	6,528.37	3,534.16	0.00	N/A	01/01/29	--	1,825,265.92	1,821,731.76	03/01/24
64	410947892	RT	Various	Various	Actual/360	5.450%	8,161.53	0.00	0.00	N/A	01/11/29	--	1,859,000.00	1,859,000.00	03/11/24
65	410947672	MH	Woodbine	NJ	Actual/360	5.470%	7,714.51	2,471.84	0.00	N/A	01/11/29	--	1,750,755.75	1,748,283.91	03/11/24
66	610946107	SS	Tipp City	OH	Actual/360	5.230%	6,997.42	2,919.96	0.00	N/A	12/11/28	--	1,660,889.67	1,657,969.71	03/11/24
67	470111190	MF	New York	NY	Actual/360	4.590%	5,731.00	2,973.80	0.00	N/A	11/01/28	--	1,549,965.89	1,546,992.09	03/01/24
68	470111760	MF	New York	NY	Actual/360	4.450%	4,908.11	2,647.67	0.00	N/A	01/01/29	--	1,369,175.07	1,366,527.40	03/01/24
69	470111790	MF	Brooklyn	NY	Actual/360	4.680%	4,310.72	2,157.23	0.00	N/A	12/01/28	--	1,143,427.30	1,141,270.07	03/01/24
Totals							3,665,061.82	822,435.17	0.00				937,926,772.14	937,104,336.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,672,406.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,309,639.23	2,690,238.30	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	44,107,633.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,141,003.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,389,879.78	3,509,787.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,978,605.52	3,334,322.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,803,323.90	2,893,013.02	01/01/23	06/30/23	--	0.00	0.00	169,467.30	169,467.30	0.00	0.00
8	3,057,892.00	1,780,484.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,119,792.00	7,123,056.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,439,864.91	1,677,700.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,024,999.60	5,003,740.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,266,026.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,925,057.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,931,680.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,194,826.90	2,307,241.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,476,997.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,248,356.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,271,984.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,292,309.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,657,533.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,854,361.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,519,136.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,236,164.88	2,241,138.05	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,723,778.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,220,107.11	851,670.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,202,090.18	879,328.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	844,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	541,102.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,397,307.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	950,156.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	943,599.00	744,273.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	837,896.29	869,360.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,745,562.41	890,838.17	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	714,224.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	785,524.00	760,618.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	771,158.68	665,631.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	885,089.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,071,920.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	536,156.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	703,553.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	441,624.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	779,626.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	660,303.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	789,492.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	505,786.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	234,605.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	296,742.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	159,835.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	172,247.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	360,158.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	360,191.59	205,877.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	623,588.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	433,839.84	548,290.35	01/01/23	09/30/23	--	0.00	0.00	12,815.38	12,815.38	0.00	0.00
56	198,879.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	327,256.77	325,376.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	392,010.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	444,476.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	484,970.60	326,854.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	339,344.29	224,403.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	160,390.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	364,877.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	187,334.93	140,501.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	321,737.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	126,959.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	105,938.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	90,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	117,334,221.37	84,815,601.85				0.00	0.00	182,282.68	182,282.68	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.850680%	4.814056%	55
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.850839%	4.814223%	56
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.850964%	4.814353%	57
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851089%	4.814484%	58
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851224%	4.814625%	59
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851343%	4.814750%	60
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851477%	4.814889%	61
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851595%	4.826426%	62
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851712%	4.826541%	63
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851843%	4.826670%	64
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.851959%	4.826784%	65
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.852089%	4.826911%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	321400007	02/01/24	0	5	169,467.30	169,467.30	10,665.00	43,000,000.00	08/28/23	13
55	410947655	02/11/24	0	B	12,815.38	12,815.38	0.00	3,250,000.00
Totals					182,282.68	182,282.68	10,665.00	46,250,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		43,000,000	0	43,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		894,104,337	894,104,337	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	937,104,337	937,104,337	0	0	0	0
Feb-24	937,926,772	894,926,772	43,000,000	0	0	0
Jan-24	938,597,206	895,597,206	0	0	43,000,000	0
Dec-23	939,234,309	896,234,309	0	0	43,000,000	0
Nov-23	939,909,368	896,909,368	0	0	43,000,000	0
Oct-23	940,519,000	897,519,000	0	0	43,000,000	0
Sep-23	941,188,688	941,188,688	0	0	0	0
Aug-23	941,792,795	941,792,795	0	0	0	0
Jul-23	942,394,294	942,394,294	0	0	0	0
Jun-23	943,056,145	943,056,145	0	0	0	0
May-23	943,652,188	943,652,188	0	0	0	0
Apr-23	944,308,781	944,308,781	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	321400007	43,000,000.00	43,000,000.00	124,400,000.00	06/14/18	2,539,787.52	1.40520	06/30/23	10/01/23	I/O
Totals		43,000,000.00	43,000,000.00	124,400,000.00		2,539,787.52

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	321400007	OF	IN	08/28/23	13

Loan is secured by a 687,237 sf office building located in Indianapolis, IN. The Loan transferred to Special Servicing on August 28th, 2023, due to imminent monetary default with an upcoming maturity date of 10/1/2023. Lender's foreclosure complaint and motion for the appointment of a receiver was filed with the courts on 2/2/2024. The motion for the appointment of a receiver was granted on 3/4/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310945545	68,730,983.71	5.23500%	68,654,924.76	5.23500%	10	04/15/20	04/11/20	06/11/20
2	310945545	0.00	5.23500%	0.00	5.23500%	10	06/11/20	04/11/20	04/15/20
20	321400020	17,050,000.00	4.68000%	17,050,000.00	4.68000%	10	07/31/20	05/01/20	09/11/20
20	321400020	0.00	4.68000%	0.00	4.68000%	10	09/11/20	05/01/20	07/31/20
27	321400027	10,500,000.00	4.77000%	10,500,000.00	4.77000%	10	06/16/20	06/01/20	07/13/20
27	321400027	0.00	4.77000%	0.00	4.77000%	10	07/13/20	06/01/20	06/16/20
Totals		96,280,983.71		96,204,924.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	(33,305.54)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(33,305.54)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(33,305.54)

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Supplemental Notes
Revision:
NOI Calculation has been revised for the month of January 2020.

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